STOCKHOLDERS' EQUITY - Employee Incentive Stock Option Plan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY
Shares reserved for issuance	23,405,167		936,207
Vesting period	4 years		4 years
Expiration period	10 years		10 years
Unrecognized stock-based compensation expense	$ 21,511		$ 1,517,151	$ 1,911,713
Remaining weighted-average vesting period	1 year 10 months 24 days		2 years 1 month 6 days	2 years 8 months 12 days
Fair value of options granted			$ 382,226	$ 1,087,177
Stock-based compensation	$ 199,809	$ 201,734	$ 806,937	$ 935,525